SEGMENT INFORMATION - Summary of Total Revenues by Geographic Area (Details) - USD ($)		6 Months Ended
		Jun. 30, 2024	Jun. 30, 2023
Segment Reporting Information [Line Items]
Total revenues	[1]	$ 166,385,500	$ 132,380,424
The Cayman Island
Segment Reporting Information [Line Items]
Total revenues		1,158,307	1,327,541
New Zealand
Segment Reporting Information [Line Items]
Total revenues		62,381,394	58,726,681
The United States
Segment Reporting Information [Line Items]
Total revenues		54,838,677	32,848,869
Singapore
Segment Reporting Information [Line Items]
Total revenues		37,370,022	34,459,910
Hong Kong
Segment Reporting Information [Line Items]
Total revenues		7,150,842	2,324,297
Others
Segment Reporting Information [Line Items]
Total revenues		$ 3,486,258	$ 2,693,126

[1]	Includes the following revenues, costs and expenses resulting from transactions with related parties for the six months ended June 30, 2023 and 2024 (Note 16):

	For the six months ended June 30,
	2023	2024
	US$	US$
Commissions	2,979	80,878
Interest related income
Interest income	75,264	1,256,076
Communication and market data	(70,980)	(66,150)